Debt (Details)					1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2024	Jun. 18, 2024 USD ($) $ / shares shares	Dec. 19, 2023 USD ($)	Feb. 28, 2021 USD ($)	Mar. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2008
Debt [Line Items]
Waive outstanding	25.00%
Gain on troubled debt restructuring									$ 124,299		$ 476,746
Outstanding amount													$ 3,976,093	$ 5,054,979
Interest expense									$ 25,051	$ 5,157	$ 112,635	5,157
Warrants to purchase (in Shares) | shares		63,387
Proceeds from Issuance of Common Stock			$ 5,000,000										$ 17,100,000
Reverse stock split (in Dollars per share) | $ / shares		$ 0.1416									$ 0.1416		$ 31,090
Warrants exercised and converted into common stock (in Shares) | shares									46,527				1,071,506
Aggregate shares (in Shares) | shares					11,500,000				69,704		69,704		11,500,000
Warrants outstanding									$ 1,394,062		$ 1,394,062
Lumpsum payment											1,854,880	1,026,291
7.7% Debenture [Member]
Debt [Line Items]
Interest expense										9,523	9,834	31,609
Interest expense													$ 64,635	65,047
Date of allotment													Apr. 16, 2019
Variable interest rate													2.00%
Effective interest percentage					12.00%								12.00%
Asset purchased using the loans percentage													100.00%
Interest percentage				10.00%
Effective interest rate
Debt instrument, term				28 months
Maturity date start				Oct. 31, 2021
Lumpsum payment				$ 335,052
Term loans from NBFCs [Member]
Debt [Line Items]
Interest expense									$ 68,067	$ 100,243	220,282	$ 294,872	$ 29,757
Interest expense													$ 396,502	$ 536,567
Percentage of penal interest													1.00%
Tata Motors Finance Limited [Member]
Debt [Line Items]
Instalment amount					$ 136,325	$ 136,325	$ 136,325				$ 1,070,281
Effective interest rate					13.05%								13.05%		12.77%
Interest charge percentage													36.00%
Redeemable Promissory Note [Member]
Debt [Line Items]
Principal amount		$ 3,600,000
Proceeds from Issuance of Common Stock		$ 3,000,000
Non Convertible Debentures [Member]
Debt [Line Items]
Debenture percentage					7.70%								7.70%
7.7% Debenture [Member]
Debt [Line Items]
Effective interest rate				7.70%
Kotak Mahindra Finance (Lender) [Member]
Debt [Line Items]
Outstanding amount													$ 348,599
Clix Finance India Unlimited [Member]
Debt [Line Items]
Instalment amount					$ 14,516	14,516
Effective interest rate					6.32%								6.32%
Orix Leasing and Financial Services India Limited [Member]
Debt [Line Items]
Instalment amount					$ 45,638	$ 45,638	$ 45,638	$ 45,638
Interest charge percentage													15.00%
Jain and Sons Services Limited [Member]
Debt [Line Items]
Instalment amount					$ 19,197			$ 19,197
Effective interest rate
Mahindra & Mahindra Financial Services Limited [Member]
Debt [Line Items]
Instalment amount													$ 873,924
Effective interest rate
Mercury Car Rentals Private Limited [Member]
Debt [Line Items]
Instalment amount													$ 239,962
Effective interest rate
AON Insurance Limited [Member]
Debt [Line Items]
Instalment amount													$ 123,679
Interest expense													$ 18,920
Loans were repayable, monthly installments.													9
Loan amount					$ 1,078,050								$ 1,078,050
Commencing date													Jan. 28, 2024
Minimum [Member] | Term loans from NBFCs [Member]
Debt [Line Items]
Interest percentage														2.00%
Loans were repayable, monthly installments.														36
Maximum [Member] | Term loans from NBFCs [Member]
Debt [Line Items]
Interest percentage														14.50%
Loans were repayable, monthly installments.														118
Common Stock [Member]
Debt [Line Items]
Common stock exercise price (in Dollars per share) | $ / shares									$ 56.64		$ 56.64
Initial price per share (in Dollars per share) | $ / shares									$ 2.832		$ 2.832
Warrants exercised and converted into common stock (in Shares) | shares									930,522
Aggregate shares (in Shares) | shares									5,296		5,296
Warrants outstanding									$ 105,934		$ 105,934
Common Stock [Member] | Redeemable Promissory Note [Member]
Debt [Line Items]
Purchase of warrants (in Shares) | shares		1,267,728
Reverse stock split shares		$ 52,966,102
Equated Monthly Installment [Member] | Term loans from NBFCs [Member]
Debt [Line Items]
Outstanding amount													$ 121,787
Term loans from NBFCs [Member]
Debt [Line Items]
Outstanding amount											2,973,192		$ 4,713,936
Securities Purchase Agreement [Member]
Debt [Line Items]
Warrants to purchase (in Shares) | shares		132,416
7.7% Debenture [Member]
Debt [Line Items]
Gain on troubled debt restructuring											$ 83,645